Cover Page Cover Page	Sep. 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2024
Entity Registrant Name	NIKE, Inc.
Entity Incorporation, State or Country Code	OR
Entity File Number	1-10635
Entity Tax Identification Number	93-0584541
Entity Address, Address Line One	ONE BOWERMAN DRIVE
Entity Address, City or Town	BEAVERTON
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97005-6453
City Area Code	503
Local Phone Number	671-6453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock
Trading Symbol	NKE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000320187
Amendment Flag	false